Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of fair value assets and liabilities measured on recurring basis
		Fair Value Measurement as of
		June 30, 2021
	Total	Level 1	Level 2	Level 3
Assets:
Cash	1,689,352	1,689,352	-	-
Total Assets	$1,689,352	$1,689,352	$-	$-

Liabilities
Promissory notes	11,479,556	-	11,479,556	-
Profit share liability – related party	2,555,133	-	-	2,555,133
Total Liabilities	$14,034,689	$-	$11,479,556	$2,555,133
		Fair Value Measurement as of December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets:
Cash	591,019	591,019	-	-
Total Assets	$591,019	$591,019	$-	$-

Liabilities
Promissory notes	14,585,097	-	14,585,097	-
Profit share liability	2,305,308	-	-	2,305,308
Total Liabilities	$16,890,405	$-	$14,585,097	$2,305,308

Schedule of sales by operating segment
	Three months ended June 30, 2021			Three months ended June 30, 2020
	United States	International	Total	United States	International	Total
Product revenue	$2,060,949	$-	$2,060,949	$1,809,115	$28,400	$1,837,515
License revenue	145,547	-	145,547	-	-	-
Demonstrations & Consulting revenue	27,000	-	27,000	39,335	-	39,335
Equipment revenue	37,200	-	37,200	2,895	3,757	6,652
	$2,270,696	$-	$2,270,696	$1,851,345	$32,157	$1,883,502
	Six months ended June 30, 2021			Six months ended June 30, 2020
	United States	International	Total	United States	International	Total
Product revenue	$4,092,050	$-	$4,092,050	$2,793,485	$113,600	$2,907,085
License revenue	1,091,094	-	1,091,094	-	-	-
Demonstrations & Consulting revenue	61,310	-	61,310	81,892	-	81,892
Equipment revenue	52,880	-	52,880	7,444	3,757	11,201
	$5,297,334	$-	$5,297,334	$2,882,821	$117,357	$3,000,178

Schedule of earnings per share basic and diluted
	June 30,	June 30,
	2021	2020

Stock Options	16,068,326	12,447,326
Warrants	4,285,000	5,690,378
Convertible debt	42,000	9,414,200
Total common stock equivalents excluded from diluted net loss per share	20,395,326	27,551,904